Note 18 - Acquisition of Controlling Interest in the Company - Acquisition of Controlling Interest in the Company Valuation Assumptions (Details)	12 Months Ended
Sep. 30, 2016
Dividend yield (Dimensionless number)	0.00%
Expected volatility (Dimensionless number)	38.20%
Risk-free interest rate (Dimensionless number)	1.14%
Life (in years) (Year)	5 years